Nov. 19, 2015
ASSET MANAGEMENT FUND (The “Trust”) AMF Large Cap Equity Fund SUPPLEMENT DATED NOVEMBER 19, 2015 TO PROSPECTUS DATED MARCH 1, 2015
Asset Management Fund - Large Cap Equity Fund | Large Cap Equity Fund

The first paragraph under “Principal Investment Strategies” on page 3 of the prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in equity securities of U.S. based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of Shay Assets Management, Inc. (the “Adviser”). The Adviser looks for companies with strong balance sheets, attractive return on capital and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the Adviser considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. The Adviser uses models that quantify and rank the numeric financial variables and blend this analysis with fundamental reviews from investment analysts. This blending of quantitative and fundamental analysis allows the Adviser to efficiently evaluate a large number of potential investments in a systematic fashion while retaining the insights of investment analysts for investment variables which may not be observable from a company’s financial information.

The Adviser has licensed investment models, analytics and other tools from System Two Advisers (“S2”) for use in managing the Fund. The Adviser, not the Fund, is responsible for paying the licensing fees to S2.